Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Deposits
Schedule of deposits

	2021	2020
Maintenance deposits	1,000,995	1,032,418
Court deposits	575,917	667,565
Deposit in guarantee for lease agreements	372,114	358,472
Total	1,949,026	2,058,455

Current	191,184	-
Non-current	1,757,842	2,058,455